Financial assets and liabilities	6 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities

5. Financial assets and liabilities

This note provides information about the Group's financial instruments, including:

•	an overview of all financial instruments held by the Group;
•	specific information about each type of financial instrument;
•	accounting policies; and
•	information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2021
Cash & cash equivalents	5(a)	—	—	94,849	94,849
Trade & other receivables	5(b)	—	—	6,048	6,048
Financial assets at fair value through other comprehensive income		2,347	—	—	2,347
Other non-current assets		—	—	1,956	1,956
		2,347	—	102,853	105,200
As of June 30, 2021
Cash & cash equivalents	5(a)	—	—	136,881	136,881
Trade & other receivables	5(b)	—	—	4,842	4,842
Financial assets at fair value through other comprehensive income		2,080	—	—	2,080
Other non-current assets		—	—	1,724	1,724
		2,080	—	143,447	145,527

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2021
Trade and other payables	5(c)	—	—	20,919	20,919
Borrowings	5(d)	—	—	91,745	91,745
Contingent consideration	5(e)(iii)	—	24,828	—	24,828
Warrant liability	5(e)(vi)	—	6,055	—	6,055
		—	30,883	112,664	143,547
As of June 30, 2021
Trade and other payables	5(c)	—	—	19,598	19,598
Borrowings	5(d)	—	—	94,245	94,245
Contingent consideration	5(e)(iii)	—	25,409	—	25,409
		—	25,409	113,843	139,252

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

The Group’s exposure to various risks associated with the financial instruments is discussed in Note 9. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

a.	Cash and cash equivalents

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Cash at bank	94,414	136,430
Deposits at call(1)	435	451
	94,849	136,881

(1)	As of December 31, 2021 and June 30, 2021, interest-bearing deposits at call include amounts of $0.4 million and $0.5 million, respectively, held as security and restricted for use.

(i) Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

b.	Trade and other receivables and prepayments

(i) Trade and other receivables

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Trade debtors	2,382	2,000
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Security deposit	—	252
Other recoverable taxes (Goods and services tax and value-added tax)	222	646
Insurance asset	1,500	—
Trade and other receivables	6,048	4,842

(ii) Prepayments

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Clinical trial research and development expenditure	1,450	2,823
Prepaid insurance and subscriptions	5,015	1,921
Other	1,435	1,760
Prepayments	7,900	6,504

(iii) Classification as trade and other receivables

Trade receivables and other receivables represent the principal amounts due at balance date less, where applicable, any provision for expected credit losses. The Group uses the simplified approach to measuring expected credit losses, which uses a lifetime expected credit loss allowance. Debts which are known to be uncollectible are written off in the consolidated income statement. All trade receivables and other receivables are recognized at the value of the amounts receivable, as they are due for settlement within 60 days and therefore do not require remeasurement.

(iv) Other receivables

These amounts generally arise from transactions outside the usual operating activities of the Group.

(v) Fair values of trade and other receivables

Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.

(vi) Impairment and risk exposure

Information about the impairment of trade and other receivables, their credit quality and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 9.

c.	Trade and other payables

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Trade payables and other payables	20,919	19,598
Trade and other payables	20,919	19,598

The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.

d.	Borrowings

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	80,000
Less: transaction costs	(8,020)	(6,751)
Amortization of carrying amount, net of payments made	17,846	20,996
	91,745	94,245

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Borrowings
Current	5,203	53,200
Non-current	86,542	41,045
	91,745	94,245

(i) Borrowing arrangements

Funds associated with Oaktree Capital Management, L.P. (“Oaktree”)

In November 2021, the Group’s senior debt facility with Hercules was refinanced with a new $90.0 million five-year facility provided by funds associated with Oaktree. The Group drew the first tranche of $60.0 million on closing, with proceeds being used to discharge our obligations under the Hercules loan. Up to an additional $30.0 million may be drawn on or before December 31, 2022, subject to certain milestones. The facility has a three-year interest only period, at a rate of 9.75% per annum, after which time 40% of the principal amortizes over two years and a final payment due no later than November 2026. The facility also allows the Group for the first two years to make quarterly payments of interest at a rate of 8.0% per annum, and any unpaid interest (1.75% per annum) will be added to the loan balance outstanding and shall accrue further interest at a rate of 9.75% per annum.

On November 19, 2021, Oaktree were also granted warrants to purchase 1,769,669 American Depositary Shares (“ADSs”) at US$7.26 per ADS, a 15% premium to the 30-day VWAP. The Group has determined that an obligation to issue the warrants has arisen from the time the debt facility was signed; consequently, a liability for the warrants has been recognized in November 2021. The warrants were legally issued on January 11, 2022 and may be exercised within 7 years of issuance. Refer to Note 5(e)(vi) for more details on warrants issued.

Hercules Capital, Inc.

In March 2018, the Group entered into a loan and security agreement with Hercules, for a $75.0 million non-dilutive, four year credit facility. The Group drew the first tranche of $35.0 million on closing and a further tranche of $15.0 million was drawn in January 2019.

Interest on the loan is payable monthly in arrears on the 1st day of the month. At closing date, the interest rate was 9.45%. At June 30, 2019, in line with increases in the U.S prime rate, the interest rate was 10.45%. On August 1, September 19 and October 31, 2019, in line with the decreases in the U.S. prime rate, the interest rate on the loan decreased to 10.20%, 9.95% and 9.70%, respectively, and remained at 9.70% in line with the terms of the loan agreement.

In November 2021, this loan was refinanced with a new $90.0 million five-year facility provided by Oaktree. The Group drew the first tranche of $60.0 million on closing, with proceeds being used to repay the outstanding balance with Hercules.

In the six months ended December 31, 2021, the Group recognized a loss of $0.9 million in the Income Statement as remeasurement of borrowing arrangements within finance costs. $1.3 million of this loss relates to prepaying the Group’s outstanding balance and extinguishing the loan with Hercules, offset by a $0.4 million gain to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our credit facility. In the six months ended December 31, 2020, the Group recognized a loss of $0.1 million in the Income Statement as remeasurement of borrowing arrangements within finance costs. This remeasurement relates to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our credit facility.

NovaQuest Capital Management, L.L.C.

On June 29, 2018, we drew the first tranche of $30.0 million of the principal amount from the $40.0 million loan and security agreement with NovaQuest. There is a four-year interest only period, until July 2022 or when sales start, if later, with the principal repayable in equal quarterly instalments over the remaining period of the loan subject to the payment cap described below. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.

All interest and principal payments will be deferred until after the first commercial sale of remestemcel-L for the treatment in pediatric patients with SR-aGVHD. The Group can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge, and may decide to do so if net sales of remestemcel-L for pediatric SR-aGVHD are significantly higher than current forecasts.

If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.

Because of this relationship of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. The adjustment is recognized in the Income Statement as remeasurement of borrowing arrangements within finance costs in the period the revision is made.

In the six months ended December 31, 2021 and 2020, the Group recognized a gain of $0.1 million and $4.1 million in the Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows as a net result of changes to the key assumptions in development timelines.

The Group recognizes a liability as current if we do not have an unconditional right to defer settlement for at least twelve months after the end of the reporting period. Therefore, a current liability of $0.4 million which represents the present value of $0.4 million loan administration fee which is payable annually in June has been recognized as at December 31, 2021. The Group has also considered if a portion of the repayments linked to sales of remestemcel-L within the next 12 months should be classified as current liability. However, since repayments are linked to sales of remestemcel-L cannot be made until the BLA is approved by the FDA, the liability is assessed as non-current until the date of BLA approval at which point the Group expects the current portion to be equal to the payment cap amount.

The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s fixed rate loan with the senior creditor, Oaktree. The Group have pledged a portion of our assets relating to the SR-aGVHD product candidate as collateral under the loan facility with NovaQuest.

(ii) Compliance with loan covenants

Our loan facilities with Oaktree and NovaQuest contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. The Group has an operating objective to at all times maintain unrestricted cash reserves in excess of six months liquidity. The objective aligns with our loan and security agreement with Oaktree where we are currently obliged to maintain a minimum unrestricted cash balance in the United States of $35.0 million.

The Group has complied with the financial and other restrictive covenants of its borrowing facilities during the six months ended December 31, 2021 and during the year ended June 30, 2021.

(iii) Net Debt Reconciliation

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Cash and cash equivalents	94,849	136,881
Borrowings	(91,745)	(94,245)
Lease liabilities	(11,431)	(11,250)
Warrant liability	(6,055)	—
Net Debt(1)	(14,382)	31,386

Cash and cash equivalents	94,849	136,881
Gross debt - fixed interest rates	(103,176)	(52,631)
Gross debt - variable interest rates	—	(52,864)
Warrant liability	(6,055)	—
Net Debt(1)	(14,382)	31,386
(1)	Net debt amount includes leases and borrowing arrangements.

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2021	(94,245)	(11,250)	—	(105,495)	136,881	31,386
Cash Flows(1)	11,614	1,544	(8,081)	5,077	(41,630)	(36,553)
Remeasurement adjustments	(837)	—	2,152	1,315	—	1,315
Other Changes(2)	(8,277)	(417)	—	(8,694)	—	(8,694)
Acquisition – leases	—	(1,464)	—	(1,464)	—	(1,464)
Foreign exchange adjustments	—	156	(126)	30	(402)	(372)
Net Debt as at December 31, 2021	(91,745)	(11,431)	(6,055)	(109,231)	94,849	(14,382)
(1)	Cash flows include the payments of borrowings and lease liabilities which are presented as financing cash flows in the statement of cash flows.
(2)	Other changes include modification of leases and accrued interest expenses for borrowings and leases.

(iv) Fair values of borrowing arrangements

The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.

e.Recognized fair value measurement

(i) Fair value hierarchy

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2021 and June 30, 2021 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of December 31, 2021
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,347	2,347
Total Financial Assets		—	—	2,347	2,347

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	24,828	24,828
Warrant liabilities	5(e)(vi)	—	—	6,055	6,055
Total Financial Liabilities		—	—	30,883	30,883

As of June 30, 2021
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,080	2,080
Total Financial Assets		—	—	2,080	2,080

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	25,409	25,409
Total Financial Liabilities		—	—	25,409	25,409

There were no transfers between any of the levels for recurring fair value measurements during the period.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, trading and financial assets at fair value through other comprehensive income securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions (contingent consideration), equity securities (unlisted) and warrant liabilities.

(ii) Valuation techniques used.

The Group did not hold any level 1 and level 2 financial instruments as at December 31, 2021 or June 30, 2021.

The Group’s level 3 assets consists of an investment in unlisted equity securities in the biotechnology sector. Level 3 assets were 100% of total assets measured at fair value as at December 31, 2021 and June 30, 2021. The Group’s level 3 liabilities consist of a contingent consideration provision related to the acquisition of Osiris’ MSC business and warrant liabilities related to the warrants granted to Oaktree as part of the debt facility. Level 3 liabilities were 100% of total liabilities measured at fair value as at December

31, 2021 and June 30, 2021. The Group used discounted cash flow analysis to determine the fair value measurements of Osiris’ MSC business and used the Black-Scholes valuation method to determine the fair value of warrant liabilities. Refer to Note 5(e)(vi) for the fair value measurement and movements in warrant liability for the period ended December 31, 2021 and June 30, 2021.

(iii) Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments for the six months ended December 31, 2021 and the year ended June 30, 2021.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2020	45,166
Amount used during the period	(1,070)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(18,687)
Closing balance - June 30, 2021	25,409

Opening balance - July 1, 2021	25,409
Amount used during the period	(652)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	71
Closing balance - December 31, 2021	24,828

(1)

In the year ended June 30, 2021 a gain of $18.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain was a net result of changing the key assumptions of the contingent consideration valuation such as probability of success and developmental timelines primarily as a result of receiving the Complete Response Letter from the FDA on the BLA for remestemcel-L for the treatment of pediatric SR-aGVHD on September 30, 2020.

(2)

In the six months ended December 31, 2021 a loss of $0.1 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation such as developmental timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(iv) Valuation inputs and relationship to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of December 31,	Fair value as of June 30,	Valuation	Unobservable	Six Months Ended December 31,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2021	2021	technique	inputs(1)	2021	2021	fair value
Contingent consideration provision	24,828	25,409	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Six months ended December 31, 2021: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.2%.

Year ended June 30, 2021: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.3%.

				Expected unit sales price	n/a	n/a

Six months ended December 31, 2021: A change in the price assumptions by 10% would increase/decrease the fair value by 3%.

Year ended June 30, 2021: A change in the price assumptions by 10% would increase/decrease the fair value by 3%.

				Expected sales volumes	n/a	n/a

Six months ended December 31, 2021: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%.

Year ended June 30, 2021: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%.

				Probability of success	Various	Various

Six months ended December 31, 2021: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.7% and 17.4%, respectively.

Year ended June 30, 2021: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.3%, respectively.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

(v) Valuation processes

In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.

For the six months ended December 31, 2021 and the year ended June 30, 2021, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. For each indication we determine the probability of success based on the current development status within each jurisdiction. Cash flows relevant to each jurisdiction are discounted appropriately based on the discount rate assumed. The remeasurement charged to the consolidated income statement in the six months ended December 31, 2021 was a net result of changing the key assumptions of the contingent consideration valuation such as development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration. When the outcome of the request for approval is known, this could change the key assumptions and a further remeasurement of contingent consideration, up or down, could occur.

	As of December 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2021	2021
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	18,327	18,328
Fair value of royalty payments from commercialization of the intellectual property acquired	6,501	7,081
	24,828	25,409

The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:

The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit sales prices:	Expected market sale price of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.
Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.
Probability of success:

Expected cash flows used to measure contingent consideration are risk adjusted for the probability of successful development of products. This assumption is reviewed as part of the valuation process outlined above.

(vi) Warrant liability

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant liability	2021	2021
Opening balance	—	—
Warrants fair value at grant date - November 19, 2021	8,081	—
Remeasurement of warrant liability	(2,152)	—
Foreign currency translation reserve	126	—
Closing Balance	6,055	—

On November 19, 2021, in connection with the $60.0 million drawdown of the Oaktree debt, Oaktree were granted the right to warrants to purchase 1,769,669 ADSs at US$7.26 per ADS, a 15% premium to the 30-day VWAP. Given that Oaktree received an unconditional right to the warrants on November 19, 2021, this date has been determined as the measurement date. The warrants instruments were issued on January 11, 2022, following the required administrative process, and these warrants may be exercised within 7 years of issuance of the warrant instruments. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.

The exercise price of the warrants will be received in USD, which is different to Mesoblast Limited’s functional currency of AUD which gives rise to variability in the cash flow. As a result, the warrants are classified as a financial liability in accordance with IAS32 Financial Instruments: Presentation. The financial liability is recorded in warrant liability at fair value at grant date and subsequently remeasured at each reporting period with changes being recorded in the Income Statement as remeasurement of warrant liability. The warrant liabilities are considered level 3 liabilities as the determination of fair value includes various assumptions about the share prices and historical volatility as inputs.

As at grant date of November 19, 2021 and December 31, 2021, the fair value of warrant liability was $8.1 million and $6.1 million, respectively. During the period, a gain of $2.2 million was recognized on the remeasurement of warrant liability.

(i) Fair value of warrants

The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Black-Scholes valuation method based on the following assumptions. Key terms of the warrants are included below. The following assumptions were based on observable market conditions that existed at the issue date and as of December 31, 2021.

Assumption	As of December 31, 2021	At Grant date - November 19, 2021	Rationale
Share Price	US$4.80	US$6.24	Closing share price on valuation date from external market source
Exercise Price	US$7.26	US$7.26	As per subscription agreement
Expected Term	7 years	7 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	85.01%	83.94%	Based on historical volatility data for the Company
Risk Free Interest Rate	1.44%	1.46%	Based on the closing U.S treasury issued 7 year bonds on valuation date
Fair value per warrant	US$3.3501	US$4.5664	Determined using Black Scholes-valuation model with the inputs above
Fair value	$5,928,555	$8,081,028	Fair value of 1,769,669 warrants as at grant date and as of December 31, 2021